Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Financial Instruments Not Measured at Fair Value (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Equity investments designated at fair value through other comprehensive income	¥ 1,247
Financial asset at fair value through profit and loss	96
Available-for-sale investments		¥ 800
Derivative financial assets	223	151
Deposits relating to aircraft held under operating leases included in other non-current assets	177	217
Total	6,679	10,550
Derivative financial liabilities	29	325
Long-term borrowings	25,867	24,711
Obligations under finance leases	68,063	57,627
Total	152,329	147,142
Carrying amount [member] | Financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Derivative financial liabilities	29	325
Long-term borrowings	25,867	24,711
Obligations under finance leases	68,063	57,627
Total	93,959	82,663
Carrying amount [member] | Financial assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Equity investments designated at fair value through other comprehensive income	1,247
Financial asset at fair value through profit and loss	96
Available-for-sale investments		693
Derivative financial assets	223	151
Deposits relating to aircraft held under operating leases included in other non-current assets	177	217
Total	1,743	1,061
Not measured at fair value but for which fair values are disclosed [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Deposits relating to aircraft held under operating leases included in other non-current assets	154	193
Long-term borrowings	25,875	23,812
Obligations under finance leases	64,521	57,352
Total	90,396	81,164
Not measured at fair value but for which fair values are disclosed [member] | Financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Derivative financial liabilities	29	325
Long-term borrowings	25,875	23,812
Obligations under finance leases	64,521	57,352
Total	90,424	81,489
Not measured at fair value but for which fair values are disclosed [member] | Financial assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Equity investments designated at fair value through other comprehensive income	1,247
Financial asset at fair value through profit and loss	96
Available-for-sale investments		693
Derivative financial assets	223	151
Deposits relating to aircraft held under operating leases included in other non-current assets	154	193
Total	¥ 1,720	¥ 1,037